Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash includes cash on hand, is deposited at one area bank and may exceed federally insured limits at times. We consider all highly-liquid, temporary cash investments with a maturity date of three months or less to be cash equivalent. At December 31, 2017, we had no cash equivalents.